DEFERRED TECHNOLOGY EXPENSES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Old Glory Holding Co [Member]
Amortization expense	$ 498	$ 334